Concentration of risk (Details Narrative)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Credit Risk Description	Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. In China, the insurance coverage of each bank is RMB 500,000 (approximately USD 69,557). As of December 31, 2024, cash balance of RMB 188,104,320 (USD 26,167,759) was deposited with financial institutions located in China, of which RMB 178,950,985 (USD 24,894,411) was subject to credit risk. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 800,000 (approximately USD 103,059) if the bank with which an individual/a company hold its eligible deposit fails. As of December 31, 2024, cash balance of RMB 135,300,206 (USD 18,822,020) was maintained at financial institutions in Hong Kong, of which RMB 132,393,929 (USD 18,417,719) was subject to credit risk. In the US, the insurance coverage of each bank is USD 250,000. As of December 31, 2024, cash balance of USD 6,119,735 (RMB 43,991,101) was deposited with a financial institution located in US, USD 5,364,759 (RMB 38,564,031) of which was subject to credit risk. In Singapore, Singapore Deposit Insurance Corporation Limited (SDIC) provides the insurance coverage of each bank is SGD 100,000 (USD 74,028). As of December 31, 2024, cash balance of RMB 668,537,159 (USD 93,002,220) was deposited with financial institutions located in Singapore, of which RMB 666,940,739 (USD 92,780,137) was subject to credit risk. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.00%	9.30%	18.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	50.50%	54.10%
Purchases [Member] | Vendor Concentration Risk [Member] | One Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	23.80%	11.40%	11.30%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | One Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	71.50%	90.30%